Investment Securities	12 Months Ended
Mar. 31, 2012
Investment Securities [Abstract]
Investment Securities

NOTE 3 - INVESTMENT SECURITIES

The following is a comparative summary of investment securities at March 31, 2012 and 2011:

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Debt securities:
Federal National Mortgage Association	$24,994	$41	$—	$25,035
Federal Home Loan Banks	5,000	3	—	5,003
Federal Farm Credit Bank	5,000	6	—	5,006
Federal Home Loan Mortgage Corporation	10,000	27	—	10,027

	$44,994	$77	$—	$45,071

Held to maturity:
Debt securities:
Federal Home Loan Mortgage Corporation	$23,947	$103	$9	$24,041
Federal Home Loan Banks	15,000	363	—	15,363
Federal National Mortgage Association	73,982	77	60	73,999
Federal Farm Credit Bank	5,000	16	—	5,016

	117,929	559	69	118,419
Corporate Bonds	49,855	568	561	49,862

	$167,784	$1,127	$630	$168,281

	March 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Debt securities:
Federal National Mortgage Association	$5,000	$—	$4	$4,996
Federal Home Loan Mortgage Corporation	5,000	6	—	5,006

	$10,000	$6	$4	$10,002

Held to maturity:
Debt securities:
Federal Home Loan Mortgage Corporation	$39,905	$157	$804	$39,258
Federal Home Loan Banks	68,574	130	2,161	66,543
Federal National Mortgage Association	114,949	471	2,564	112,856
Federal Farm Credit Bank	10,000	50	—	10,050

	$233,428	$808	$5,529	$228,707

Contractual maturity data for investment securities is as follows:

	March 31,
	2012		2011
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Available for sale:
Debt securities:
Due after one but within five years	$44,994	$45,071	$10,000	$10,002

	$44,994	$45,071	$10,000	$10,002

Held to maturity:
Debt securities:
Due after one through five years	$77,852	$78,139	$84,750	$85,380
Due after five through ten years	30,003	30,199	54,964	54,057
Due after ten years	59,929	59,943	93,714	89,270

	$167,784	$168,281	$233,428	$228,707

The age of gross unrealized losses and the fair value of related investment securities at March 31, 2012 and 2011 were as follows.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
March 31, 2012:
Held to maturity:
Debt securities:
Federal Home Loan Mortgage Corporation	$4,991	$9	$—	$—	$4,991	$9
Federal National Mortgage Association	29,921	60	—	—	29,921	60

	34,912	69	—	—	34,912	69
Corporate Bonds	29,404	561	—	—	29,404	561

	$64,316	$630	$—	$—	$64,316	$630

March 31, 2011:
Available for sale:
Debt securities:
Federal National Mortgage Association	$4,996	$4	$—	$—	$4,996	$4

Held to maturity:
Debt securities:
Federal Home Loan Mortgage Corporation	$34,102	$804	$—	$—	34,102	804
Federal National Mortgage Association	72,385	2,564	—	—	72,385	2,564
Federal Home Loan Banks	46,663	2,161	—	—	46,663	2,161

	$153,150	$5,529	$—	$—	$153,150	$5,529

Management does not believe that any of the unrealized losses at March 31, 2012 (four FNMA bonds, one FHLMC bond and six corporate bond investment securities) represent an other-than-temporary impairment as they are primarily related to market interest rates and not related to the underlying credit quality of the issuers of the securities. Additionally, the Company and subsidiaries have the ability, and management has the intent, to hold such securities for the time necessary to recover amortized cost and does not have the intent to sell the securities, and it is more likely than not that it will not have to sell the securities before recovery of its amortized cost.

There were no sales of investment securities available for sale or held to maturity during the years ended March 31, 2012, 2011, and 2010.